COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Prosus Agreement [Member]
Summary of the changes in the fair value

Fair value as of January 1, 2020	$—
Initial measurement on October 12, 2020	71,969,454
Change in valuation inputs and other assumptions	(21,488,264)
Fair value as of December 31, 2020	$50,481,190